Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) (USD $)	Sep. 30, 2014	Dec. 31, 2013
Common stock, par value (in Dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	58,986,797	58,536,972
Common stock, shares outstanding	58,986,797	58,536,972
Note Payable Net [Member]
Unamortized discount (in Dollars)	$ 314,511	$ 437,261
Junior Secured Notes Payable 2010 [Member]
Unamortized discount (in Dollars)	2,711,796	2,767,595
Junior Secured Notes Payable 2014 [Member]
Unamortized discount (in Dollars)	$ 382,686
Junior secured notes payable, interest rate	12.00%